Document And Entity Information	12 Months Ended
Dec. 31, 2021
Document Information Line Items
Entity Registrant Name	Cazoo Group Ltd
Document Type	POS AM
Amendment Flag	true
Amendment Description	This Post-Effective Amendment No. 2 relates to the Registration Statement on Form F-1 (File No. 333-259778) of Cazoo Group Ltd (the “Registrant”) originally declared effective by the Securities and Exchange Commission (the “SEC”) on October 5, 2021 (the “Initial Registration Statement”).The Registrant is filing this Post-Effective Amendment No. 2 pursuant to the undertakings in the Initial Registration Statement to update and supplement the information contained in the Initial Registration Statement to, among other things, include the Registrant’s audited consolidated financial statements and the notes thereto as of and for the fiscal year ended December 31, 2021, and other information from the Registrant’s annual report on Form 20-F filed with the SEC on May 5, 2022.The Registration Statement, as amended by this Post-Effective Amendment No. 2, relates solely to the registration of (1) 41,254,566 of our Class A Shares, par value $0.0001 (the “Class A Shares”), issuable by the Registrant upon the exercise of our warrants, and (2) the offer and sale from time to time by the selling securityholders named in this prospectus or their permitted transferees of up to 410,503,688 of our Class A Shares, up to 21,129,818 private warrants to purchase our Class A shares and 21,129,818 Class A shares issuable upon the exercise of the private warrants. No additional securities are being registered pursuant to this Post-Effective Amendment No. 2. All applicable registration fees were paid in connection with the initial filing of the Initial Registration Statement.
Entity Central Index Key	0001859639
Entity Filer Category	Non-accelerated Filer
Document Period End Date	Dec. 31, 2021
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Incorporation, State or Country Code	E9